Meridian Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks - 88.6%
Communication Services - 3.7%
Entertainment - 1.1%
Cinemark Holdings, Inc. [1]	1,721,646	$17,543,573
Interactive Media & Services - 2.2%
Cargurus, Inc. [2]	362,805	6,871,526
Pinterest, Inc. Class A [1,2]	1,700,545	26,256,415
		33,127,941
Media - 0.4%
National CineMedia, Inc. [1]	1,836,706	5,987,662
Total Communication Services		56,659,176
Consumer Discretionary - 13.7%
Auto Components - 0.7%
Fox Factory Holding Corp. [1,2]	251,813	10,576,146
Diversified Consumer Services - 2.4%
frontdoor, Inc. [2]	754,469	26,240,432
Grand Canyon Education, Inc. [2]	129,045	9,844,198
		36,084,630
Internet & Direct Marketing Retail - 1.0%
Shutterstock, Inc. [1]	480,687	15,458,894
Leisure Products - 1.0%
Polaris, Inc.	301,400	14,512,410
Specialty Retail - 2.3%
Sally Beauty Holdings, Inc. [1,2]	4,271,889	34,516,863
Textiles, Apparel & Luxury Goods - 6.3%
Carter's, Inc. [1]	308,363	20,268,700
Hanesbrands, Inc. [1]	4,117,706	32,406,346
Skechers U.S.A., Inc. Class A [2]	1,810,152	42,973,008
Wolverine World Wide, Inc. [1]	33,359	507,057
		96,155,111
Total Consumer Discretionary		207,304,054
Financials - 1.8%
Banks - 0.5%
Bank OZK	400,578	6,689,653
Capital Markets - 1.3%
LPL Financial Holdings, Inc.	216,075	11,760,962
WisdomTree Investments, Inc.	3,503,517	8,163,195
		19,924,157
Total Financials		26,613,810
Health Care - 22.1%
Biotechnology - 6.2%
Agios Pharmaceuticals, Inc. [1,2]	285,531	10,130,640
DBV Technologies SA ADR (France) [1,2]	1,188,602	4,659,320
Deciphera Pharmaceuticals, Inc. [2]	337,383	13,890,058
	Shares	Value
Exact Sciences Corp. [1,2]	160,607	$9,315,206
Heron Therapeutics, Inc. [1,2]	684,621	8,037,451
Immunomedics, Inc. [1,2]	846,125	11,405,765
Kiniksa Pharmaceuticals Ltd. Class A [2]	313,590	4,854,373
Kodiak Sciences, Inc. [1,2]	218,512	10,423,023
Neurocrine Biosciences, Inc. [2]	118,308	10,239,557
Precision BioSciences, Inc. [2]	292,670	1,764,800
Viking Therapeutics, Inc. [1,2]	1,829,855	8,563,721
		93,283,914
Health Care Equipment & Supplies - 9.8%
ABIOMED, Inc. [2]	84,396	12,250,923
Axogen, Inc. [2]	1,276,186	13,272,334
Cooper Cos., Inc. (The)	25,919	7,145,091
Endologix, Inc. [1,2]	169,778	117,300
Integra LifeSciences Holdings Corp. [2]	348,595	15,571,739
Masimo Corp. [2]	46,281	8,197,291
Merit Medical Systems, Inc. [2]	946,310	29,572,187
Nevro Corp. [1,2]	90,755	9,073,685
Quidel Corp. [1,2]	185,850	18,177,989
STERIS Plc	254,856	35,672,194
		149,050,733
Health Care Providers & Services - 4.1%
BioTelemetry, Inc. [1,2]	853,467	32,867,014
HealthEquity, Inc. [2]	155,970	7,890,522
MEDNAX, Inc. [2]	1,854,364	21,584,797
		62,342,333
Life Sciences Tools & Services - 1.2%
Syneos Health, Inc. [1,2]	470,908	18,563,193
Pharmaceuticals - 0.8%
Revance Therapeutics, Inc. [1,2]	790,915	11,705,542
Total Health Care		334,945,715
Industrials - 22.8%
Air Freight & Logistics - 2.1%
CH Robinson Worldwide, Inc. [1]	289,353	19,155,168
Forward Air Corp.	246,269	12,473,525
		31,628,693
Commercial Services & Supplies - 6.3%
ABM Industries, Inc.	995,735	24,256,105
Cimpress Plc (Ireland) [1,2]	224,019	11,917,811
Clean Harbors, Inc. [2]	633,821	32,540,370
Ritchie Bros. Auctioneers, Inc. (Canada)	787,935	26,931,618
		95,645,904
Electrical Equipment - 2.0%
Sensata Technologies Holding Plc [2]	1,032,221	29,862,154

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares	Value
Machinery - 6.1%
John Bean Technologies Corp. [1]	335,125	$24,889,734
Kennametal, Inc. [1]	540,380	10,061,876
Middleby Corp. (The) [1,2]	415,143	23,613,334
Tennant Co.	401,352	23,258,348
Woodward, Inc. [1]	194,415	11,556,027
		93,379,319
Marine - 2.7%
Kirby Corp. [2]	536,995	23,343,173
Matson, Inc.	570,813	17,478,294
		40,821,467
Professional Services - 2.6%
TriNet Group, Inc. [2]	1,044,644	39,341,293
Road & Rail - 1.0%
Heartland Express, Inc.	814,660	15,128,236
Total Industrials		345,807,066
Information Technology - 24.0%
Electronic Equipment, Instruments & Components - 2.6%
Belden, Inc. [1]	620,343	22,381,975
Trimble, Inc. [2]	546,997	17,410,915
		39,792,890
IT Services - 2.4%
Euronet Worldwide, Inc. [2]	71,456	6,125,209
Gartner, Inc. [2]	96,574	9,615,873
Switch, Inc. Class A	733,133	10,579,109
Wix.com Ltd. [2]	93,888	9,465,788
		35,785,979
Semiconductors & Semiconductor Equipment - 1.7%
ON Semiconductor Corp. [2]	2,099,031	26,111,946
Software - 17.3%
2U, Inc. [1,2]	1,078,107	22,877,430
Cerence, Inc. [1,2]	173,172	2,666,849
ChannelAdvisor Corp. [2]	677,299	4,917,191
Cornerstone OnDemand, Inc. [2]	309,555	9,828,371
FireEye, Inc. [2]	1,354,524	14,330,864
j2 Global, Inc. [1]	574,886	43,030,217
LogMeIn, Inc.	513,381	42,754,370
New Relic, Inc. [2]	273,061	12,626,341
Nuance Communications, Inc. [2]	1,114,389	18,699,447
Pluralsight, Inc. Class A [1,2]	1,676,820	18,411,484
Proofpoint, Inc. [2]	185,161	18,995,667
SolarWinds Corp. [1,2]	2,100,593	32,916,292
	Shares	Value
SS&C Technologies Holdings, Inc.	467,364	$20,479,890
		262,534,413
Total Information Technology		364,225,228
Materials - 0.5%
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	669,186	8,164,069
Total Materials		8,164,069
Total Common Stocks - 88.6% (Cost $1,705,886,949)		1,343,719,118
Warrants - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Endologix, Inc., Strike Price $6.61, Expires 4/3/29 Acquisition Date: 4/1/19, Cost $5,061,271 [2,3]	765,699	521,364
Total Health Care		521,364
Total Warrants - 0.0% (Cost $5,061,271)		521,364
Preferred Stocks - 2.7%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Vroom, Inc. Series H Acquisition Date: 11/21/19, Cost $5,499,794 [2,3,4]	202,250	5,499,794
Total Communication Services		5,499,794
Health Care - 0.6%
Biotechnology - 0.6%
Forte Biosciences, Inc. Acquisition Date: 12/31/18, Cost $4,000,000 [2,3,4]	5,571,807	8,413,429
Precision BioSciences, Inc. Acquisition Date: 5/25/18-3/1/19, Cost $1,337,750 [2,3]	116,306	701,325
Total Health Care		9,114,754
Information Technology - 1.7%
Communications Equipment - 0.4%
Starry, Inc. (Series C Shares) Acquisition Date: 5/14/18, Cost $4,220,000 [2,3,4]	4,577,007	4,988,938

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares	Value
Starry, Inc. (Series D Shares) Acquisition Date: 3/6/19, Cost $1,835,000 [2,3,4]	1,283,217	$1,758,007
		6,746,945
Software - 1.3%
ACV Auctions, Inc. Series A Acquisition Date: 2/28/20, Cost $5,941,839 [2,3,4]	1,143,016	5,941,839
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $7,018,564 [2,3]	2,752,853	9,277,115
Sumo Logic, Inc. Series G Acquisition Date: 5/1/19, Cost $3,999,997 [2,3,4]	363,131	3,849,189
		19,068,143
Total Information Technology		25,815,088
Total Preferred Stocks - 2.7% (Cost $33,852,946)		40,429,636
	Shares/ Principal Amount
Short-Term Investments - 0.7%[5]
Money Market Funds - 0.1%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.33%	243,000	243,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.34%	280,000	280,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.34%	327,000	327,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.32%	306,000	306,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.25%	226,000	226,000
Total Money Market Funds		1,382,000
	Shares/ Principal Amount	Value
Repurchase Agreements - 0.6%
Citigroup Global Markets, Inc., dated 3/31/20, due 4/1/20, 0.02% total to be received $2,532,820 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 2.00% - 11.00%, 4/15/20 - 1/1/59, totaling $2,583,475)	$2,532,819	$2,532,819
HSBC Securities, Inc., dated 3/31/20, due 4/1/20, 0.01% total to be received $2,532,820 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 8.00%, 2/1/30 - 3/1/56, totaling $2,583,475)	2,532,819	2,532,819
JP Morgan Securities LLC, dated 3/31/20, due 4/1/20, 0.01% total to be received $1,901,657 (collateralized by various U.S. Treasury Obligations, 2.88%, 11/30/23, totaling $1,939,689)	1,901,656	1,901,656

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 3/31/20, due 4/1/20, 0.01% total to be received $2,532,820 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.13%, 7/15/20 - 2/20/50, totaling $2,583,475)	$2,532,819	$2,532,819
Total Repurchase Agreements		9,500,113
Total Short-Term Investments - 0.7% (Cost $10,882,113)		10,882,113
Total Investments - 92.0% (Cost $1,755,683,279)		1,395,552,231
Cash and Other Assets, Less Liabilities - 8.0%		121,039,896
Net Assets - 100.0%		$1,516,592,127
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	All or portion of this security is on loan at March 31, 2020. Total value of such securities at period-end amounts to $284,860,408 and represents 18.78% of net assets.
[2]	Non-income producing securities.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $40,951,000 and represents 2.70% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com